Debt (Schedule Of Maturities Of Debt And Capital Lease Obligations) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Debt [Abstract]
2016	$ 3,976,547
2017	3,763,180
2018	3,142,810
2019	4,925,514
2020	3,942,839
Thereafter	9,209,598
Total outstanding indebtedness, excluding fair value adjustments	$ 28,960,488